Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule of Service Concession Arrangements (Details)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2019 GHz_spectrum_band MHz_band mhz_frequency ghz_frequency mhz_per_2100mhz_frequency
Disclosure of detailed information about service concession arrangements [line items]
Initial term		20 years
Population in service area (as a percent)	85.00%
Frequency ranges owned by Telefonica (GHz) | GHz_spectrum_band		6
Expiring in 2031 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20,000,000
Expiring in 2030 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		29,600,000.0
Expiring in 2030 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2030, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		40,000,000
Expiring in 2020 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Expiring in 2020 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		1,920,000.00
Expiring in 2020, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		29,600,000.0
Expiring in 2020, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		40,000,000
Expiring in 2030, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2030, Option 4 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		20,000,000
Expiring in 2030, Option 5 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		10,000,000
Expiring in 2020, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		40,000,000
Expiring in 2020, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		40
Expiring in 2038, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.7
Bandwidth (MHz)		50,000,000
Indefinite, Option 1 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz) | GHz_spectrum_band		20,000,000
Indefinite, Option 1 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		30,000,000
Indefinite, Option 1 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Indefinite, Option 2 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		34,800,000.0
Indefinite, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Indefinite, Option 3 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		11,600,000.0
Indefinite, Option 3 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20,000,000
Indefinite, Option 4 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Indefinite, Option 4 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Indefinite, Option 5 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		20,000,000
Indefinite, Option 5 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25,000,000
Indefinite, Option 6 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,300
Bandwidth (MHz)		40,000,000
Indefinite, Option 6 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Indefinite, Option 7 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		40,000,000
Expiring in 2033 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz) | GHz_spectrum_band		20,000,000
Expiring in 2033 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2033 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		40,000,000
Expiring in 2033 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		40,000,000
Expiring in 2025 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		800
Bandwidth (MHz)		20,000,000
Expiring in 2033, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		20,000,000
Expiring in 2033, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		20,000,000
Expiring in 2033, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20,000,000
Expiring in 2025, Option 1 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20,000,000
Expiring in 2025, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Expiring in 2020, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		5,000,000
Expiring in 2020, Option 4 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		40
Expiring in 2025, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,000
Bandwidth (MHz)		14,200,000.0
Expiring in 2020, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		39,600,000.0
Expiring in 2020, Option 5 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		50
Expiring in 2025, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Bandwidth (MHz)		29,700,000.0
Expiring in 2025, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		60,000,000
Expiring in 2025, Option 6 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		20,000,000
Expiring in 2040 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		70,000,000
Expiring in 2027 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		450
Bandwidth (MHz)		14,000,000
Expiring in 2027 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Expiring in 2029 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2029 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2020-2028 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2020-2023 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		5,000,000
Expiring in 2020-2023, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20
Expiring in 2023, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,100
Expiring in 2023, Option 2 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2027-2031 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,500
Bandwidth (MHz)		40,000,000
Expiring in 2035 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		2,600
Bandwidth (MHz)		30,000,000
Population in service area (as a percent)		65.00%
Expiring in 2045 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		20,000,000
Expiring in 2045 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2032-2033 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		30,000,000
Expiring in 2043 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2038 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		12,000,000
Expiring in 2038 | El Salvador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2024 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2023 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		30,000,000
Expiring in 2023 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2024, Option 2 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		15,000,000
Expiring in 2021 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		15,000,000
Expiring in 2021 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2020/2022 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		20,000,000
Expiring in 2019/2022 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2019/2020 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2019/2020, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2019/2021 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2019/2020, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2019/2022, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		60,000,000
Expiring in 2019/2021, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		70,000,000
Expiring in 2019 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		2,600
Bandwidth (MHz)		40,000,000
Expiring in 2037 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		30,000,000
Expiring in 2028 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		450
Bandwidth (MHz)		10,000,000
Expiring in 2036 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		700
Bandwidth (MHz)		30,000,000
Expiring in 2028, Option 2 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		10,000,000
Expiring in 2028, Option 3 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		900
Bandwidth (MHz)		16,000,000
Expiring in 2030, Option 1 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25,000,000
Expiring in 2018 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		25,000,000
Expiring in 2022-2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		20,000,000
Expiring in 2022 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		40
Expiring in 2022 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		25,000,000
Expiring in 2022, Option 1 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		50
Expiring in 2022, Option 1 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		50,000,000
Expiring in 2022, Option 2 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency		1,700
Bandwidth (MHz)		20,000,000
Expiring in 2026 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		3.5
Bandwidth (MHz)		50,000,000
Expiring in 2026 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		850
Bandwidth (MHz)		10,600,000.0
Expiring in 2026, Option 1 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		30,000,000
Expiring in 2032 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,800
Bandwidth (MHz)		20,000,000
Expiring in 2026, Option 2 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		2,100
Bandwidth (MHz)		20,000,000
Expiring in 2032, Option 1 | Costa Rica
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency		2,100
Bandwidth (MHz)		20,000,000
Expiring in 2041 | El Salvador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency		1,900
Bandwidth (MHz)		30,000,000
(Phantom) Expiring in November 2032 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in April 2033 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2020, Regions 1, 3, & 4 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in 2022, Region 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in 2019, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2019, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		20
(Phantom) Expiring in 2019, Option 4 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2019, Option 5 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2021, Option 2 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		50
(Phantom) Expiring in 2019, Option 6 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2019, Option 7 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2019, Option 8 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2021, Option 3 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		60
(Phantom) Expiring in 2019, Option 9 | Mexico
Disclosure of detailed information about service concession arrangements [line items]
Frequency		40
(Phantom) Expiring in 2022 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
(Phantom) Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency		10
Minimum | Expiring in 2027-2031 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Additional bandwidth (MHz)		20
Maximum | Expiring in 2027-2031 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Most common bandwidth (MHz)		40